Schedule of Antidilutive Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents	26,342,021	23,284,643	29,135,116,000	20,080,747,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents			147,000,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents			1,625,404,000
Warrant Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents			12,364,114,000	12,181,019,000
Convertible Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents			8,549,417,000	1,450,547,000
Deferred Under Writer Fees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents			3,174,999,000	3,174,999,000
Loan Extensions [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock equivalents			3,274,182,000	3,274,182,000